Payden Managed Income Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (17%
)
400,000 Allegro CLO VII Ltd. 2018-1A 144A, (3 mo.
LIBOR USD + 1.900%), 6.69%, 6/13/31 (a)(b) $ 386
450,000 Ammc CLO Ltd. 2017-20A 144A, (3 mo.
LIBOR USD + 3.150%), 7.94%, 4/17/29 (a)(b) 443
350,000 Anchorage Capital CLO Ltd. 2019-11A 144A, (3
mo. LIBOR USD + 3.450%), 8.27%, 7/22/32 (a)
(b) 322
400,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2021-FL2 144A, (1 mo. LIBOR USD +
2.950%), 7.40%, 5/15/36 (a)(b) 359
500,000 BDS Ltd. 2021-FL7 144A, (1 mo. LIBOR USD
+ 2.800%), 7.27%, 6/16/36 (a)(b) 458
600,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.864%), 7.35%,
2/16/37 (a)(b) 582
250,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 1.300%), 3.59%, 7/15/30
EUR (a)(b)(c) 257
350,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 2.650%), 4.94%, 7/15/30
EUR (a)(b)(c) 349
300,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 3.450%), 7.92%, 8/19/38 (a)(b) 285
300,000 CARLYLE U.S. CLO Ltd. 2019-3A 144A, (3 mo.
LIBOR USD + 2.300%), 7.11%, 10/20/32 (a)(b) 290
800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 741
200,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 177
300,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 250
271,822 Carvana Auto Receivables Trust 2022-P2 144A,
4.37%, 5/10/29 (a) 270
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) 278
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 126
384,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 362
246,875 Driven Brands Funding LLC 2021-1A 144A,
2.79%, 10/20/51 (a) 205
400,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 6.16%, 2/23/39 (a)(b) 389
300,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 6.56%, 2/23/39 (a)(b) 289
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.400%), 6.85%, 9/15/37 (a)
(b) 580
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.750%), 7.20%, 9/15/37 (a)
(b) 570
300,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. LIBOR USD + 2.750%), 7.20%, 7/15/39 (a)
(b) 275
118,896 Halcyon Loan Advisors Funding Ltd. 2015-2A
144A, (3 mo. LIBOR USD + 1.650%), 6.47%,
7/25/27 (a)(b) 118
600,000 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 5.76%, 2/25/28 (a) 593
Principal
or Shares Security Description
Value
(000)
186,261 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 2.37%, 9/25/28 (a) $ 180
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 4.28%, 9/25/28 (a) 502
600,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 4.39%, 12/26/28 (a) 540
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 3.69%, 2/26/29 (a) 479
400,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.94%, 2/17/39 (a)(b) 390
300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 3.750%), 8.20%, 7/15/36 (a)(b) 256
250,000 Madison Park Funding XXIV Ltd. 2016-24A
144A, (3 mo. Term Secured Overnight Financing
Rate + 4.112%), 8.75%, 10/20/29 (a)(b) 249
500,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 3.39%, 11/20/50 (a) 463
400,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 395
266,750 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 230
269,871 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 264
168,670 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 7.38%, 5/15/32 (a) 165
500,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 11.91%, 8/16/32 (a) 482
850,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 14.59%, 12/15/32 (a) 855
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 257
519,925 Venture XVII CLO Ltd. 2014-17A 144A, (3 mo.
LIBOR USD + 0.880%), 5.67%, 4/15/27 (a)(b) 517
500,000 Westlake Automobile Receivables Trust 2022-
3A 144A, 6.44%, 12/15/27 (a) 509
500,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 5.74%, 8/15/28 (a) 503
594,000 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 528
344,750 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 293
Total Asset Backed (Cost - $17,995)
17,011
Bank Loans(d) (1%
)
399,000 Asurion LLC Term Loan B10 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.68%, 8/18/28  379
165,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 11.32%, 7/20/29  150
Total Bank Loans (Cost - $540)
529
Corporate Bond (45%
)
Financial  (20%)
1,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (e) 982
300,000 Ally Financial Inc. , 8.00%, 11/01/31  331
200,000 Banco Mercantil del Norte SA , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.643%), 5.88% (b)(e)(f) 185
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(f) 185

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
300,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.466%), 7.13%, 7/18/33 (a)(b)(e) $ 310
200,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.750%), 4.83%, 7/22/26 (b) 200
200,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (b) 201
225,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 2.040%), 4.95%, 7/22/28 (b) 226
350,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.990%), 6.20%, 11/10/28 (b) 369
400,000 Bank of Montreal , 5.20%, 2/01/28  408
230,000 Bank of New York Mellon Corp. , (Secured
Overnight Financing Rate + 1.802%), 5.80%,
10/25/28 (b) 242
200,000 Bank of Nova Scotia , 4.85%, 2/01/30  201
500,000 Blackstone Holdings Finance Co. LLC 144A,
5.90%, 11/03/27 (a) 521
250,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  234
300,000 Boston Properties LP , 6.75%, 12/01/27  318
150,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 7.38%, 3/03/31 (a) 149
500,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.80%,
4/01/31  410
250,000 Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV , 4.96%, 7/18/29 (e)(g) 235
250,000 CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332 , 4.38%, 7/22/31 (e) 195
575,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.887%), 4.66%, 5/24/28 (b) 569
250,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 214
225,000 Digital Realty Trust LP , 5.55%, 1/15/28  230
300,000 Discover Bank , (5 yr. Swap Semi 30/360 USD +
1.730%), 4.68%, 8/09/28 (b) 288
200,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c) 201
150,000 Elevance Health Inc. , 4.90%, 2/08/26  150
300,000 Equinix Inc. , 1.00%, 9/15/25  271
215,000 Extra Space Storage LP , 2.35%, 3/15/32  171
125,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 104
225,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 2.192%), 6.36%, 10/27/28 (b) 238
200,000 Ford Motor Credit Co. LLC , 4.95%, 5/28/27  191
385,000 General Motors Financial Co. Inc. , 6.05%,
10/10/25  392
250,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (a) 217
800,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.725%), 4.48%,
8/23/28 (b) 787
50,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (a) 38
125,000 Grifols Escrow Issuer SA 144A, 3.88%, 10/15/28
EUR (a)(c) 116
365,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  340
30,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  26
305,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a) 290
700,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (b) 700
Principal
or Shares Security Description
Value
(000)
350,000 Medline Borrower LP 144A, 5.25%, 10/01/29 (a) $ 294
1,050,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(e) 948
300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.669%), 4.68%, 7/17/26 (b) 298
850,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 2.240%), 6.30%, 10/18/28 (b) 899
100,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.55%, 12/05/23 GBP (c) 117
225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 221
125,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.38%, 4/24/30 GBP (c) 102
210,000 Navient Corp. , 6.75%, 6/15/26  207
90,000 Navient Corp. , 5.50%, 3/15/29  80
100,000 OneMain Finance Corp. , 7.13%, 3/15/26  99
75,000 OneMain Finance Corp. , 6.63%, 1/15/28  73
200,000 OneMain Finance Corp. , 3.88%, 9/15/28  168
200,000 Owl Rock Capital Corp. , 3.40%, 7/15/26  181
250,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 215
250,000 Royal Bank of Canada , 6.00%, 11/01/27 (g) 264
300,000 Royal Bank of Canada , 4.90%, 1/12/28  303
285,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.249%), 2.49%,
1/06/28 (b) 252
450,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 470
200,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 175
250,000 Sumitomo Mitsui Financial Group Inc. , 5.52%,
1/13/28  258
300,000 Synchrony Bank , 5.40%, 8/22/25  299
325,000 Synchrony Financial , 7.25%, 2/02/33  326
350,000 Toronto-Dominion Bank , 4.69%, 9/15/27  352
350,000 Toronto-Dominion Bank , 5.16%, 1/10/28  357
300,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (b) 319
250,000 VICI Properties LP , 4.38%, 5/15/25  245
200,000 Volkswagen Group of America Finance LLC
144A, 4.75%, 11/13/28 (a) 199
350,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.560%), 4.54%, 8/15/26 (b) 347
219,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 219
19,722
Industrial  (16%)
125,000 ADT Security Corp. 144A, 4.88%, 7/15/32 (a) 112
300,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 228
200,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a) 172
300,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (a) 265
300,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (a) 281
165,000 Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC 144A, 5.00%, 6/15/29 (a) 131
500,000 C&W Senior Financing DAC , 6.88%, 9/15/27 (e) 479
350,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 349
200,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (a) 171
200,000 Centene Corp. , 3.38%, 2/15/30  176

Principal
or Shares Security Description
Value
(000)
200,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (e) $ 193
200,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 192
220,000 Coherent Corp. 144A, 5.00%, 12/15/29 (a) 200
600,000 Constellation Brands Inc. , 5.00%, 2/02/26  601
200,000 Corp. Nacional del Cobre de Chile 144A, 5.13%,
2/02/33 (a) 201
425,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 407
65,000 Coty Inc. 144A, 6.50%, 4/15/26 (a)(g) 64
400,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 390
150,000 Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%,
4/26/28 (a) 148
175,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 4.63%,
1/15/29 (a) 155
200,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 191
200,000 FMG Resources August 2006 Pty Ltd. 144A,
4.38%, 4/01/31 (a) 176
100,000 FMG Resources August 2006 Pty Ltd. 144A,
6.13%, 4/15/32 (a) 98
200,000 Ford Motor Co. , 3.25%, 2/12/32  159
200,000 Freeport Indonesia PT 144A, 5.32%, 4/14/32 (a) 191
150,000 Freeport-McMoRan Inc. , 5.25%, 9/01/29  149
325,000 General Motors Financial Co. Inc. , 6.00%,
1/09/28  335
150,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 111
650,000 Grupo Bimbo SAB de CV , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.280%), 5.95% (b)(e)(f) 650
425,000 Humana Inc. , 5.75%, 3/01/28  444
100,000 International Business Machines Corp. , 4.88%,
2/06/38 GBP (c) 123
250,000 Jabil Inc. , 4.25%, 5/15/27  243
77,000 Jabil Inc. , 3.60%, 1/15/30  70
350,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 3.00%, 2/02/29 (a) 301
268,000 Kaiser Aluminum Corp. 144A, 4.63%,
3/01/28 (a) 245
50,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (a) 42
550,000 MARB BondCo PLC , 3.95%, 1/29/31 (e) 434
175,000 Mauser Packaging Solutions Holding Co. 144A,
7.88%, 8/15/26 (a) 177
250,000 Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a) 222
300,000 NBM U.S. Holdings Inc. , 6.63%, 8/06/29 (e) 292
200,000 Open Text Corp. 144A, 6.90%, 12/01/27 (a) 205
300,000 Open Text Corp. 144A, 3.88%, 12/01/29 (a) 250
200,000 Oracle Corp. , 2.80%, 4/01/27  185
325,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.70%, 2/01/28 (a) 333
250,000 Renesas Electronics Corp. 144A, 2.17%,
11/25/26 (a) 219
106,000 Rogers Communications Inc. 144A, 3.20%,
3/15/27 (a) 100
600,000 Rolls-Royce PLC 144A, 5.75%, 10/15/27 (a) 584
300,000 Sealed Air Corp. 144A, 6.13%, 2/01/28 (a) 303
450,000 Tenet Healthcare Corp. , 6.13%, 10/01/28  421
700,000 T-Mobile USA Inc. , 3.75%, 4/15/27  674
400,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 350
Principal
or Shares Security Description
Value
(000)
200,000 U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a) $ 183
450,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 435
200,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (a) 196
250,000 Verizon Communications Inc. , 4.25%, 10/31/30
EUR (c) 281
300,000 Verizon Communications Inc. , 2.36%, 3/15/32  247
200,000 VMware Inc. , 1.80%, 8/15/28  169
415,000 Warnermedia Holdings Inc. 144A, 3.76%,
3/15/27 (a) 389
377,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 326
15,418
Utility  (9%)
250,000 Adani Electricity Mumbai Ltd. , 3.95%,
2/12/30 (e) 187
361,500 Adani Renewable Energy RJ Ltd./Kodangal Solar
Parks Pvt. Ltd./Wardha Solar Maharash , 4.63%,
10/15/39 (e) 259
200,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (a) 247
270,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 5.88%, 6/30/29 (a) 238
200,000 Callon Petroleum Co. 144A, 7.50%, 6/15/30 (a)
(g) 194
150,000 Consolidated Energy Finance SA 144A, 5.63%,
10/15/28 (a) 131
250,000 Crescent Energy Finance LLC 144A, 9.25%,
2/15/28 (a) 250
340,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (a) 332
200,000 Enerflex Ltd. 144A, 9.00%, 10/15/27 (a) 204
225,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 212
250,000 Energy Transfer LP , 5.55%, 2/15/28  254
450,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA , 5.38%, 12/30/30 (e) 322
200,000 EnQuest PLC 144A, 11.63%, 11/01/27 (a) 197
375,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  371
145,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88%, 4/15/30  147
200,000 Geopark Ltd. , 5.50%, 1/17/27 (e) 178
350,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 311
286,500 Greenko Power II Ltd. , 4.30%, 12/13/28 (e) 248
105,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.25%, 4/15/32 (a) 97
284,100 India Cleantech Energy , 4.70%, 8/10/26 (e) 256
375,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(e) 356
250,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 223
200,000 Kosmos Energy Ltd. , 7.75%, 5/01/27 (e) 178
750,000 Minejesa Capital BV , 4.63%, 8/10/30 (e) 697
195,000 Nabors Industries Ltd. 144A, 7.50%, 1/15/28 (a) 186
400,000 Nutrien Ltd. , 5.95%, 11/07/25  412
160,000 ONEOK Inc. , 6.10%, 11/15/32  168
100,000 PBF Holding Co. LLC/PBF Finance Corp. ,
7.25%, 6/15/25  100
280,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  264
195,000 PDC Energy Inc. , 5.75%, 5/15/26  189
225,000 Petroleos Mexicanos , (3 mo. EURIBOR +
2.400%), 4.30%, 8/24/23 EUR (b)(c)(e) 244

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
100,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(e) $ 102
100,000 Petroleos Mexicanos 144A, 10.00%, 2/07/33 (a) 98
300,000 Petroleos Mexicanos , 6.75%, 9/21/47  208
455,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 444
300,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) 215
85,000 TransAlta Corp. , 7.75%, 11/15/29  87
250,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 231
225,000 W&T Offshore Inc. 144A, 11.75%, 2/01/26 (a) 228
75,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 76
9,341
Total Corporate Bond (Cost - $44,427)
44,481
Foreign Government (11%
)
300,000 Angolan Government International Bond ,
8.00%, 11/26/29 (e) 279
12,000,000 Brazil Letras do Tesouro Nacional , 10/01/23
BRL (c)(h) 2,171
925,000 Colombia Government International Bond ,
4.50%, 3/15/29  819
150,000 Dominican Republic International Bond 144A,
7.05%, 2/03/31  150
600,000 Dominican Republic International Bond , 4.88%,
9/23/32 (e) 513
300,000 Export-Import Bank of India 144A, 5.50%,
1/18/33 (a) 307
250,000 Guatemala Government Bond , 3.70%,
10/07/33 (e) 212
700,000 Hungary Government International Bond 144A,
6.13%, 5/22/28 (a) 725
150,000 Indonesia Government International Bond ,
1.00%, 7/28/29 EUR (c) 135
300,000 Indonesia Government International Bond ,
4.85%, 1/11/33  304
600,000 Ivory Coast Government International Bond ,
6.13%, 6/15/33 (e)(g) 534
13,100,000 Mexican Bonos Series M, 7.75%, 5/29/31
MXN (c) 658
200,000 Mexico Government International Bond , 6.35%,
2/09/35  213
200,000 Mongolia Government International Bond ,
8.75%, 3/09/24 (e) 202
300,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 249
300,000 Nigeria Government International Bond , 6.50%,
11/28/27 (e) 247
250,000 Nigeria Government International Bond , 6.13%,
9/28/28 (e) 195
250,000 Oman Government International Bond , 6.50%,
3/08/47 (e) 240
300,000 Paraguay Government International Bond ,
5.40%, 3/30/50 (e) 268
17,900,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 943
350,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (e) 329
200,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 165
400,000 Romanian Government International Bond ,
6.63%, 9/27/29 EUR (c)(e) 448
Principal
or Shares Security Description
Value
(000)
100,000 Romanian Government International Bond ,
3.62%, 5/26/30 EUR (c)(e) $ 93
200,000 Romanian Government International Bond
144A, 1.75%, 7/13/30 EUR (a)(c) 160
475,000 Serbia International Bond , 1.00%, 9/23/28
EUR (c)(e) 398
200,000 Serbia International Bond 144A, 6.50%,
9/26/33 (a) 201
9,711,473 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (c) 269
Total Foreign Government (Cost - $11,337)
11,427
Mortgage Backed (19%
)
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 1.750%), 6.22%,
12/18/37 (a)(b) 97
340,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.914%), 6.39%, 10/15/36 (a)(b) 334
552,500 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.114%), 6.59%, 10/15/36 (a)(b) 541
680,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.414%), 6.89%, 10/15/36 (a)(b) 663
280,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.864%), 7.34%, 10/15/37 (a)(b) 268
500,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 1.952%), 6.41%,
5/15/38 (a)(b) 478
556,029 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. LIBOR USD + 3.890%), 8.35%,
10/15/38 (a)(b) 521
700,000 BX Trust 2018-GW 144A, (1 mo. LIBOR USD
+ 2.420%), 6.88%, 5/15/35 (a)(b) 679
500,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 2.594%), 7.05%, 10/15/36 (a)(b) 459
500,000 BX Trust 2021-LGCY 144A, (1 mo. LIBOR
USD + 3.193%), 7.65%, 10/15/36 (a)(b) 452
236,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. LIBOR USD + 1.070%), 5.53%,
12/15/37 (a)(b) 235
545,878 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 6.81%,
6/15/34 (a)(b) 501
347,377 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.608%), 7.07%,
6/15/34 (a)(b) 315
393,196 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.100%), 6.56%, 11/15/37 (a)(b) 385
196,598 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.766%), 7.22%, 11/15/37 (a)(b) 192
294,897 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 3.492%), 7.95%, 11/15/37 (a)(b) 287
500,000 Connecticut Avenue Securities Trust 2018-R07
144A, (1 mo. LIBOR USD + 4.350%), 8.86%,
4/25/31 (a)(b) 516
26,749 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 2.450%), 6.96%,
7/25/31 (a)(b) 27
1,200,000 Connecticut Avenue Securities Trust 2019-R02
144A, (1 mo. LIBOR USD + 4.150%), 8.66%,
8/25/31 (a)(b) 1,226

Principal
or Shares Security Description
Value
(000)
550,000 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 4.100%), 8.61%,
9/25/31 (a)(b) $ 562
784,982 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 6.66%,
11/25/39 (a)(b) 779
196,789 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 2.000%), 6.51%,
1/25/40 (a)(b) 196
400,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 7.11%, 5/15/36 (a)(b) 389
488,096 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 3.700%), 8.16%,
7/15/38 (a)(b) 469
500,000 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 4.100%), 8.61%,
3/25/31 (b) 520
70,743 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 6.41%,
1/25/50 (a)(b) 71
84,157 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 6.36%,
2/25/50 (a)(b) 84
488,448 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (1 mo. LIBOR USD + 5.750%), 10.26%,
7/25/50 (a)(b) 524
153,409 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 7.11%,
10/25/50 (a)(b) 155
675,000 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 2.250%), 6.76%, 2/25/49 (a)
(b) 662
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 2.700%), 7.21%,
10/25/49 (a)(b) 198
246,670 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA1, (1 mo. LIBOR USD +
8.800%), 13.31%, 3/25/28 (b) 251
297,357 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-HQA3, (1 mo. LIBOR USD +
9.000%), 13.51%, 3/25/29 (b) 310
1,250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 9.11%, 12/25/42 (b) 1,289
2,274 JP Morgan Mortgage Trust 2014-IVR3 144A,
2.97%, 9/25/44 (a)(i) 2
262,500 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.664%), 6.14%, 12/15/37 (a)(b) 252
300,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.164%), 6.64%, 12/15/37 (a)(b) 286
225,000 LAQ Mortgage Trust 2022-LAQ 144A, (1 mo.
Term Secured Overnight Financing Rate +
4.872%), 9.35%, 3/15/39 (a)(b) 223
540,634 Life Mortgage Trust 2021-BMR 144A, (1 mo.
LIBOR USD + 2.950%), 7.41%, 3/15/38 (a)(b) 518
282,912 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 3.250%),
7.76%, 10/25/49 (a)(b) 269
Principal
or Shares Security Description
Value
(000)
900,000 Palisades Center Trust 2016-PLSD 144A, 3.36%,
4/13/33 (a) $ 270
43,773 Radnor RE Ltd. 2021-1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 5.96%, 12/27/33 (a)(b) 44
110,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 6.25%,
11/17/30 GBP (a)(b)(c) 123
289,377 SMR Mortgage Trust 2022-IND 144A, (1 mo.
Term Secured Overnight Financing Rate +
6.000%), 10.48%, 2/15/39 (a)(b) 270
876,445 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 6.91%, 2/25/47 (a)(b) 881
450,000 TPGI Trust 2021-DGWD 144A, (1 mo. LIBOR
USD + 2.350%), 6.81%, 6/15/26 (a)(b) 428
295,805 TTAN 2021-MHC 144A, (1 mo. LIBOR USD +
2.400%), 6.86%, 3/15/38 (a)(b) 284
400,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 1.775%),
6.23%, 12/15/34 (a)(b) 367
9,722,875 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (i) 258
Total Mortgage Backed (Cost - $20,229)
19,110
U.S. Government Agency (2%
)
1,600,000 Federal Home Loan Bank Discount Notes ,
2/08/23 (h) 1,599
900,000 Federal Home Loan Bank Discount Notes ,
2/17/23 (h) 898
Total U.S. Government Agency (Cost - $2,497)
2,497
U.S. Treasury (4%
)
1,500,000 U.S. Treasury Bill , 4.50%, 3/14/23 (h) 1,492
2,400,000 U.S. Treasury Bill , 4.60%, 4/27/23 (h) 2,375
Total U.S. Treasury (Cost - $3,867)
3,867
Stocks (1%)
Preferred Stock (1%
)
50 Chase Auto Owner Trust,  0.00% 960
1 Juniper Receivables DAC,  0.00% 375
Total Stocks (Cost - $1,247) 1,335
Investment Company (4%
)
4,000 iShares JP Morgan USD Emerging Markets Bond
ETF(g) 352
3,191,061 Payden Cash Reserves Money Market Fund* 3,191
Total Investment Company (Cost - $3,546)
3,543
Purchase Options  (0%
)
Total Purchase Options (Cost - $10) 3
Total Investments (Cost - $105,695) (104%)
103,803
Liabilities in excess of Other Assets (-4%)
(4,139)
Net Assets (100%) $ 99,664
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.

Payden Mutual Funds
Payden Managed Income Fund
continued
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $2,068 and the total market value of the collateral held by the Fund is $2,005. Amounts in 000s.
(h) Yield to maturity at time of purchase.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 EMINI 3 $ 4 $ 3500 04/28/2023 $ 3 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 6,410
USD  1,220 Citibank, N.A. 03/08/2023 $ 34
CAD 718
USD  530 Barclays Bank PLC 02/09/2023 10
CLP 84,100
USD  101 Citibank, N.A. 02/16/2023 4
CZK 3,410
USD  154 HSBC Bank USA, N.A. 02/21/2023 2
EUR 4,055
USD  4,096 Citibank, N.A. 03/15/2023 325
IDR 3,873,000
USD  256 Barclays Bank PLC 02/10/2023 3
JPY 77,900
USD  542 Barclays Bank PLC 02/09/2023 58
JPY 70,500
USD  516 Citibank, N.A. 02/10/2023 27
PEN 993
USD  258 BNP PARIBAS 02/10/2023 –
USD 955
ZAR  16,434 Citibank, N.A. 04/18/2023 16
USD 517
CAD  670 HSBC Bank USA, N.A. 03/15/2023 13
USD 657
MXN  12,512 HSBC Bank USA, N.A. 04/18/2023 2
494
Liabilities:
MYR 1,159 USD  273 Barclays Bank PLC 04/13/2023 –
USD 535 CAD  718 Barclays Bank PLC 02/09/2023 (5)
USD 582 JPY  77,900 Barclays Bank PLC 02/09/2023 (17)
USD 513 AUD  760 Citibank, N.A. 02/10/2023 (24)
USD 3,167 BRL  17,151 Citibank, N.A. 03/08/2023 (190)
USD 6,349 EUR  6,171 Citibank, N.A. 03/15/2023 (378)
USD 257 PEN  993 HSBC Bank USA, N.A. 02/10/2023 (1)
USD 588 GBP  491 HSBC Bank USA, N.A. 03/15/2023 (18)
ZAR 694 USD  40 HSBC Bank USA, N.A. 04/18/2023 –
(633)
Net Unrealized Appreciation (Depreciation)
$(139)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 17 Mar-23 $ 2,168 $ (36) $ (36)
U.S. Treasury 10-Year Note Future 4 Mar-23 458 — –
U.S. Treasury 2-Year Note Future 75 Mar-23 15,424 — –
U.S. Ultra Bond Future 4 Mar-23 567 7 7
a a
(29)
Short Contracts:
Euro-Bund Future 5 Mar-23 (744) 21 21
Euro-Schatz Future 70 Mar-23 (8,047) 60 60
Long Gilt Future 1 Mar-23 (129) — –
U.S. Long Bond Future 1 Mar-23 (130) (2) (2)
U.S. Treasury 10-Year Note Future 2 Mar-23 (229) — –
U.S. Treasury 10-Year Ultra Future 23 Mar-23 (2,788) (8) (8)
U.S. Treasury 5-Year Note Future 263 Mar-23 (28,731) (59) (59)
a a

Total Futures
$(17)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 39 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2027 $4,000 $(134) $(104) $(30)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 1.517% Annually, Pay
Variable 3.04% (SOFRRATE) Annually 03/03/2032 $ 2,413 $(337) $– $(337)
10-Year SOFR Swap, Receive Fixed 1.615% Annually, Pay
Variable 3.04% (SOFRRATE) Annually 03/04/2032 1,207 (159) – (159)
$(496) $– $(496)